UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2017

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets — 0.6%
HFF, Inc., Class A	6,688	$212,879
Diversified — 0.9%
Howard Hughes Corp. (a)	2,970	312,355
Health Care — 11.5%
Care Capital Properties, Inc.	14,315	381,781
CareTrust REIT, Inc.	41,962	533,757
HCP, Inc.	23,225	785,702
National Health Investors, Inc.	7,751	527,766
Sabra Health Care REIT, Inc.	17,327	365,426
Welltower, Inc.	21,954	1,524,047

		4,118,479
Industrial — 6.7%
Duke Realty Corp.	36,166	790,950
Prologis, Inc.	35,521	1,613,009

		2,403,959
IT Services — 1.5%
InterXion Holding NV (a)	16,255	550,719
Lodging — 5.9%
Hilton Worldwide Holdings, Inc.	13,976	308,171
Host Hotels & Resorts, Inc.	60,848	962,615
Sunstone Hotel Investors, Inc.	64,009	819,955

		2,090,741
Office — 14.4%
Boston Properties, Inc.	16,798	2,164,590
Kilroy Realty Corp.	21,308	1,380,972
Parkway Properties, Inc.	25,416	418,093
SL Green Realty Corp.	11,166	1,173,323

		5,136,978
Residential — 16.6%
American Campus Communities, Inc.	17,366	777,130
AvalonBay Communities, Inc.	10,615	1,876,626
Colony Starwood Homes	14,782	360,237
Essex Property Trust, Inc.	8,546	1,883,966
UDR, Inc.	28,954	1,011,074

		5,909,033
Retail — 25.1%
DDR Corp.	46,392	811,860
Equity One, Inc.	32,194	911,090
Federal Realty Investment Trust	1,968	299,293
General Growth Properties, Inc.	42,654	1,195,592
Retail Properties of America, Inc., Class A	80,570	1,288,314
Simon Property Group, Inc.	20,729	4,170,053
WP Glimcher, Inc.	26,735	280,450

		8,956,652

Common Stocks	Shares	Value
Self Storage — 6.3%
Extra Space Storage, Inc.	16,156	$1,372,452
Public Storage	3,589	878,623

		2,251,075
Specialty — 1.9%
CyrusOne, Inc.	15,760	695,489
Triple Net Lease — 8.3%
EPR Properties	8,156	537,317
Gramercy Property Trust	58,486	495,376
MGM Growth Properties LLC, Class A (a)	13,980	308,539
STAG Industrial, Inc.	33,695	672,552
STORE Capital Corp.	36,678	941,524

		2,955,308
Total Long-Term Investments (Cost — $31,846,727) — 99.7%		35,593,667

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	395,094	395,094
Total Short-Term Securities (Cost — $395,094) — 1.1%		395,094
Total Investments (Cost — $32,241,821*) — 100.8%		35,988,761
Liabilities in Excess of Other Assets — (0.8)%		(291,134)

Net Assets — 100.0%		$35,697,627

Portfolio Abbreviation

REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2016	1

Schedule of Investments (concluded)

Notes to Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,446,912

Gross unrealized appreciation	$3,805,853
Gross unrealized depreciation	(264,004)

Net unrealized appreciation	$3,541,849

(a)	Non-income producing security.

(b)	Current yield as of period end.

(c)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2016	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	242,077	153,017	395,094	$332

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$35,593,667	—	—	$35,593,667
Short-Term Securities	395,094	—	—	395,094

Total	$35,988,761	—	—	$35,988,761

[1]	See above Schedule of Investments for values in each industry.

During	the period ended April 30, 2016, there were no transfers between levels.

2	BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2016